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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2004
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         St. Denis J. Villere & Co. LLC
            ------------------------------------------
Address:      210 Baronne Street, Suite 808
            ------------------------------------------
              New Orleans, LA  70112
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-  774
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George G. Villere
          --------------------------------------------
Title:     LLC Member
          --------------------------------------------
Phone:     (504) 525-0808
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ George G. Villere        New Orleans, LA                       8/11/04
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                118
                                              -----------------------

Form 13F Information Table Value Total:      $     694,934
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                            St. Denis J. Villere Co.
                                    FORM 13F
                                 June 30, 2004

COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                       VALUE    SHRS OR                   INVESTMENT   OTHER   ---------------------
   NAME OF ISSUER      TITLE OF CLASS       CUSIP    (X 1,000)  PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
SCP POOL CORP            COM             784028 10 2   65,451   1,454,474 Sh                OTHER                   1,454,474
COOPER COS INC           COM NEW         216648 40 2   32,610     516,227 Sh                OTHER                     516,227
LABONE INC NEW           COM             50540L 10 5   31,189     981,407 Sh                OTHER                     981,407
LUMINEX CORP DEL         COM             55027E 10 2   29,547   2,937,113 Sh                OTHER                   2,937,113
GARMIN LTD               ORD             G37260 10 9   28,946     781,050 Sh                OTHER                     781,050
NOBLE INTL LTD           COM             655053 10 6   24,655     995,342 Sh                OTHER                     995,342
STONE ENERGY CORP        COM             861642 10 6   23,784     520,670 Sh                OTHER                     520,670
KANSAS CITY SOUTHERN     COM NEW         485170 30 2   23,772   1,533,653 Sh                OTHER                   1,533,653
HENRY JACK & ASSOC INC   COM             426281 10 1   22,269   1,107,893 Sh                OTHER                   1,107,893
EPIQ SYS INC             COM             26882D 10 9   21,207   1,462,586 Sh                OTHER                   1,462,586
STEWART ENTERPRISES INC  CL A            860370 10 5   20,681   2,540,694 Sh                OTHER                   2,540,694
3-D SYS CORP DEL         COM NEW         88554D 20 5   18,181   1,608,958 Sh                OTHER                   1,608,958
AMERICAN VANGUARD CORP   COM             030371 10 8   17,955     532,325 Sh                OTHER                     532,325
CAREMARK RX INC          COM             141705 10 3   16,690     506,684 Sh                OTHER                     506,684
MARCUS CORP              COM             566330 10 6   15,848     918,708 Sh                OTHER                     918,708
GULF ISLAND FABRICATION
  INC                    COM             402307 10 2   15,536     718,272 Sh                OTHER                     718,272
YELLOW ROADWAY CORP      COM             985577 10 5   15,087     378,500 Sh                OTHER                     378,500
WELLS FARGO & CO NEW     COM             949746 10 1   15,050     262,975 Sh                OTHER                     262,975
FIRST ST BANCORPORATION  COM             336453 10 5   14,696     476,219 Sh                OTHER                     476,219
IRWIN FINL CORP          COM             464119 10 6   14,230     539,000 Sh                OTHER                     539,000
PFIZER INC               COM             717081 10 3   14,071     410,476 Sh                OTHER                     410,476
O CHARLEYS INC           COM             670823 10 3   13,786     801,985 Sh                OTHER                     801,985
CAL MAINE FOODS INC      COM NEW         128030 20 2   12,862     918,700 Sh                OTHER                     918,700
NOVA CHEMICALS CORP      COM             66977W 10 9   10,883     376,200 Sh                OTHER                     376,200
CERNER CORP              COM             156782 10 4   10,844     243,250 Sh                OTHER                     243,250
SOUTHWEST BANCORP INC
  OKLA                   COM             844767 10 3   10,691     585,799 Sh                OTHER                     585,799
PETROLEUM HELICOPTERS
  INC                    COM NON VTG     716604 20 2    9,441     486,423 Sh                OTHER                     486,423
DST SYS INC DEL          COM             233326 10 7    8,909     185,250 Sh                OTHER                     185,250
DELTA PETE CORP          COM NEW         247907 20 7    8,681     645,414 Sh                OTHER                     645,414
O REILLY AUTOMOTIVE INC  COM             686091 10 9    6,782     150,050 Sh                OTHER                     150,050
LEGGETT & PLATT INC      COM             524660 10 7    6,147     230,156 Sh                OTHER                     230,156
WHITNEY HLDG CORP        COM             966612 10 3    5,800     129,844 Sh                OTHER                     129,844
BANK OF AMERICA
  CORPORATION            COM             060505 10 4    5,454      64,498 Sh                OTHER                      64,498
BLOCK H & R INC          COM             093671 10 5    5,188     108,800 Sh                OTHER                     108,800
US BANCORP DEL           COM NEW         902973 30 4    4,810     174,524 Sh                OTHER                     174,524
EXXON MOBIL CORP         COM             30231G 10 2    4,641     104,500 Sh                OTHER                     104,500
RIVIANA FOODS INC        COM             769536 10 3    4,638     177,237 Sh                OTHER                     177,237
TIDEWATER INC            COM             886423 10 2    4,516     151,550 Sh                OTHER                     151,550
PETROLEUM HELICOPTERS
  INC                    COM VTG         716604 10 3    4,165     216,347 Sh                OTHER                     216,347
BANK ONE CORP            COM             06423A 10 3    3,894      76,362 Sh                OTHER                      76,362
COAST FINL HLDGS INC     COM             190354 10 0    3,600     246,600 Sh                OTHER                     246,600
QUICKSILVER RESOURCES
  INC                    COM             74837R 10 4    3,514      52,400 Sh                OTHER                      52,400

                            St. Denis J. Villere Co.
                                    FORM 13F
                                 June 30, 2004

CABOT CORP               COM             127055 10 1    2,597      63,800 Sh                OTHER                      63,800
HANCOCK HLDG CO          COM             410120 10 9    2,588      89,058 Sh                OTHER                      89,058
INPUT/OUTPUT INC         COM             457652 10 5    2,582     311,500 Sh                OTHER                     311,500
ST  PAUL TRAVELERS INC   COM             792860 10 8    2,328      57,435 Sh                OTHER                      57,435
AMERICAN INTL GROUP INC  COM             026874 10 7    2,246      31,507 Sh                OTHER                      31,507
GENERAL ELEC CO          COM             369604 10 3    2,232      68,899 Sh                OTHER                      68,899
AMSOUTH BANCORPORATION   COM             032165 10 2    2,147      84,307 Sh                OTHER                      84,307
SCHLUMBERGER LTD         COM             806857 10 8    1,986      31,273 Sh                OTHER                      31,273
SCOTTS CO                CL A            810186 10 6    1,846      28,900 Sh                OTHER                      28,900
MERCK & CO INC           COM             589331 10 7    1,730      36,413 Sh                OTHER                      36,413
CENTRAL GARDEN & PET CO  COM             153527 10 6    1,703      47,600 Sh                OTHER                      47,600
KEYCORP NEW              COM             493267 10 8    1,602      53,600 Sh                OTHER                      53,600
CITIGROUP INC            COM             172967 10 1    1,565      33,661 Sh                OTHER                      33,661
BIO RAD LABS INC         CL A            090572 20 7    1,483      25,200 Sh                OTHER                      25,200
VITRAN INC               COM             92850E 10 7    1,411      85,800 Sh                OTHER                      85,800
CISCO SYS INC            COM             17275R 10 2    1,394      59,136 Sh                OTHER                      59,136
FEDERAL NATL MTG ASSN    COM             313586 10 9    1,381      19,350 Sh                OTHER                      19,350
BRISTOL MYERS SQUIBB CO  COM             110122 10 8    1,233      50,336 Sh                OTHER                      50,336
OFFSHORE LOGISTICS INC   COM             676255 10 2    1,226      43,600 Sh                OTHER                      43,600
DISNEY WALT CO           COM DISNEY      254687 10 6    1,184      46,450 Sh                OTHER                      46,450
COLGATE PALMOLIVE CO     COM             194162 10 3    1,180      20,185 Sh                OTHER                      20,185
INSITUFORM TECHNOLOGIES
  INC                    CL A            457667 10 3    1,128      69,300 Sh                OTHER                      69,300
GENERAL CABLE CORP DEL
  NEW                    COM             369300 10 8    1,120     131,000 Sh                OTHER                     131,000
BELLSOUTH CORP           COM             079860 10 2    1,042      39,731 Sh                OTHER                      39,731
VIACOM INC               CL B            925524 30 8    1,039      29,095 Sh                OTHER                      29,095
BP PLC                   SPONSORED ADR   055622 10 4    1,018      19,003 Sh                OTHER                      19,003
HOME DEPOT INC           COM             437076 10 2      997      28,482 Sh                OTHER                      28,482
JOHNSON & JOHNSON        COM             478160 10 4      887      15,916 Sh                OTHER                      15,916
AFLAC INC                COM             001055 10 2      875      21,450 Sh                OTHER                      21,450
PROCTER & GAMBLE CO      COM             742718 10 9      827      15,200 Sh                OTHER                      15,200
CHEVRONTEXACO CORP       COM             166764 10 0      738       7,841 Sh                OTHER                       7,841
UNION PLANTERS CORP      COM             908068 10 9      732      24,546 Sh                OTHER                      24,546
MCDONALDS CORP           COM             580135 10 1      723      27,800 Sh                OTHER                      27,800
KIMBERLY CLARK CORP      COM             494368 10 3      627       9,516 Sh                OTHER                       9,516
PEOPLES FINL CORP MISS   COM             71103B 10 2      616      35,200 Sh                OTHER                      35,200
ALLSTATE CORP            COM             020002 10 1      611      13,132 Sh                OTHER                      13,132
WAL MART STORES INC      COM             931142 10 3      609      11,540 Sh                OTHER                      11,540
PNC FINL SVCS GROUP INC  COM             693475 10 5      589      11,102 Sh                OTHER                      11,102
GOLDMAN SACHS GROUP INC  COM             38141G 10 4      584       6,200 Sh                OTHER                       6,200
GRAINGER W W INC         COM             384802 10 4      575      10,000 Sh                OTHER                      10,000
MORGAN STANLEY           COM NEW         617446 44 8      565      10,704 Sh                OTHER                      10,704
WACHOVIA CORP 2ND NEW    COM             929903 10 2      514      11,558 Sh                OTHER                      11,558
SECURITY BANK CORP       COM             814047 10 6      484      14,000 Sh                OTHER                      14,000
HIBERNIA CORP            CL A            428656 10 2      469      19,303 Sh                OTHER                      19,303
TENET HEALTHCARE CORP    COM             88033G 10 0      440      32,800 Sh                OTHER                      32,800
PEPSICO INC              COM             713448 10 8      439       8,145 Sh                OTHER                       8,145

                            St. Denis J. Villere Co.
                                    FORM 13F
                                 June 30, 2004

ANHEUSER BUSCH COS INC   COM             035229 10 3      432       8,000 Sh                OTHER                       8,000
JANUS CAP GROUP INC      COM             47102X 10 5      430      26,050 Sh                OTHER                      26,050
RF MONOLITHICS INC       COM             74955F 10 6      406      51,500 Sh                OTHER                      51,500
COCA COLA CO             COM             191216 10 0      403       7,980 Sh                OTHER                       7,980
REMINGTON OIL & GAS
  CORP                   COM             759594 30 2      382      16,200 Sh                OTHER                      16,200
FIRST DATA CORP          COM             319963 10 4      372       8,364 Sh                OTHER                       8,364
DEVELOPERS DIVERSIFIED
  RLTY                   COM             251591 10 3      368      10,400 Sh                OTHER                      10,400
VERIZON COMMUNICATIONS   COM             92343V 10 4      348       9,607 Sh                OTHER                       9,607
NEWELL RUBBERMAID INC    COM             651229 10 6      341      14,500 Sh                OTHER                      14,500
MICROSOFT CORP           COM             594918 10 4      318      11,142 Sh                OTHER                      11,142
SCHERING PLOUGH CORP     COM             806605 10 1      314      17,000 Sh                OTHER                      17,000
MERGE TECHNOLOGIES INC   COM             589981 10 9      307      21,000 Sh                OTHER                      21,000
SEARS ROEBUCK & CO       COM             812387 10 8      302       8,000 Sh                OTHER                       8,000
ROYAL DUTCH PETE CO      NY REG EUR.56   780257 80 4      278       5,476 Sh                OTHER                       5,476
LINCARE HLDGS INC        COM             532791 10 0      271       8,248 Sh                OTHER                       8,248
DILLARDS INC             CL A            254067 10 1      269      12,049 Sh                OTHER                      12,049
PPG INDS INC             COM             693506 10 7      263       4,216 Sh                OTHER                       4,216
WYETH                    COM             983024 10 0      260       7,182 Sh                OTHER                       7,182
WAYPOINT FINL CORP       COM             946756 10 3      255       9,245 Sh                OTHER                       9,245
SONIC INNOVATIONS INC    COM             83545M 10 9      248      43,725 Sh                OTHER                      43,725
KINDER MORGAN ENERGY
  PARTNER                UT LTD PARTNER  494550 10 6      246       6,050 Sh                OTHER                       6,050
INTERNATIONAL BUSINESS
  MACHS                  COM             459200 10 1      234       2,851 Sh                OTHER                       2,851
DELL INC                 COM             24702R 10 1      231       6,450 Sh                OTHER                       6,450
VELCRO INDS NV           COM             922571 10 4      230      20,000 Sh                OTHER                      20,000
FEDERAL REALTY INVT TR   SH BEN INT NEW  313747 20 6      208       5,000 Sh                OTHER                       5,000
BAXTER INTL INC          COM             071813 10 9      207       6,000 Sh                OTHER                       6,000
NEWPARK RES INC          COM PAR $.01NEW 651718 50 4      203      32,700 Sh                OTHER                      32,700
ORACLE CORP              COM             68389X 10 5      127      10,678 Sh                OTHER                      10,678
EASYLINK SVCS CORP       CL A NEW        27784T 20 0       75      46,090 Sh                OTHER                      46,090
RENTECH INC              COM             760112 10 2       13      15,000 Sh                OTHER                      15,000

                                                      694,934